Pension and other post-retirement benefits - Obligation and funded status (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Total benefit costs
Service costs on benefit obligation	SFr 65	SFr 65	SFr 67	SFr 130	SFr 133
Interest costs on benefit obligation	39	39	36	78	73
Expected return on plan assets	(150)	(149)	(151)	(299)	(303)
Amortization of recognized prior service cost/(credit)	(31)	(32)	(33)	(63)	(65)
Amortization of recognized actuarial losses/(gains)	90	89	100	179	201
Settlement losses/(gains)	0	(1)	0	(1)	(1)
Curtailment losses/(gains)	(6)	(7)	(8)	(13)	(26)
Special termination benefits	10	7	4	17	4
Net periodic benefit/(costs)	17	11	15	28	16
PBO
Service costs	65	65	67	130	133
Interest costs	39	39	36	78	73
Total amount recognized
Noncurrent assets	2,504	2,389		2,504		SFr 2,170
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	432			432
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				251
Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation	108	107	106	215	217
PBO
Service costs	108	SFr 107	SFr 106	215	217
Bank
Total amount recognized
Noncurrent assets	SFr 1,062			1,062		SFr 1,058
Bank | Defined benefit and defined contribution
Total benefit costs
Service costs on benefit obligation				278
PBO
Service costs				278
Bank | International
Total benefit costs
Service costs on benefit obligation				8	11
Interest costs on benefit obligation				47	48
Expected return on plan assets				(58)	(66)
Amortization of recognized actuarial losses/(gains)				26	31
Curtailment losses/(gains)				0	(5)
Net periodic benefit/(costs)				23	19
PBO
Service costs				8	11
Interest costs				47	SFr 48
Pension and Other Postretirement Benefit Contributions
Contributions previously expected to be made by the company by the end of the current fiscal year				27
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans				SFr 14